Related party transactions - Related Party Balance Sheet (Details) - USD ($) $ in Thousands		6 Months Ended
	Sep. 01, 2018	Jun. 30, 2020	Dec. 31, 2019
Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		$ 105,101	$ 74,412
Scorpio Pools [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		104,148	74,412
Working capital contributions to Scorpio Group Pools		47,961	49,094
Accounts payable and accrued expenses		1,330	3,717
Working capital contributions, related parties		26,200	24,300
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		296	0
Current receivables and prepaids due from related parties		2,405	1,624
Accounts payable and accrued expenses		2,538	2,667
Current receivables and prepaids due from related parties		2,405	1,624
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses		382	14
Commission on gross revenue, per charter fixture	0.85%
Port Agent [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses		379	361
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		657	0
Current receivables and prepaids due from related parties		657	0
Accounts payable and accrued expenses		595	353
Current receivables and prepaids due from related parties		$ 657	0
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool		6 months
Scorpio Handymax Tanker Pool Limited [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		$ 3,077	2,984
Working capital contributions to Scorpio Group Pools		$ 5,661	6,794
Working capital repayment period upon vessel's exit from each pool		6 months
Bunker supplier [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses		$ 103	$ 0